Accrued Expenses (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued professional fees	$ 205,000	$ 267,000
Accrued vacation & paid time off	333,000	$ 92,000
Accrued expense reports	46,000
Accrued board of directors fees	13,000	$ 13,000
Accrued interest	50,000
Accrued other	$ 10,000	$ 49,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement		35,000
Total accrued expenses	$ 657,000	$ 456,000